Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of significant accounting policies
Schedule of estimated useful lives of property, equipment and software, net

Estimated
Category	useful life
Office furniture and equipment	3 - 5 years
Computer and electronic equipment	3 - 5 years
Software	5 years